Goodwill and Other Intangible Assets - Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		$ 9,181	$ 8,874
Dispositions		(92)
Foreign currency adjustments and other		(128)	307
Ending balance		8,961	9,181
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		1,690	1,690
Ending balance		1,690	1,690
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		3,610	3,599
Foreign currency adjustments and other		4	11
Ending balance		3,614	3,610
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		246	243
Foreign currency adjustments and other			3
Ending balance		246	246
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		2,630	2,401
Dispositions	[1]	(92)
Foreign currency adjustments and other		(138)	229
Ending balance		2,400	2,630
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance		1,005	941
Foreign currency adjustments and other		6	64
Ending balance		$ 1,011	$ 1,005

[1]	In the current year, the Bank recognized a net impairment loss of $136 million pre-tax in relation to its agreement to sell CrediScotia Financiera, a subsidiary in Peru within the Latin America CGU, of which $92 million related to goodwill. Refer to Note 37 – Acquisitions and Divestitures for details.